Supplementary Information to Statements of Operations (Tables)	12 Months Ended
Dec. 31, 2016
Supplementary Information to Statements of Operations [Abstract]
Schedule of financial expenses, net
	Year ended December 31,
	2016	2015	2014

Financial income:
Interest income	$-	$1	$1
In respect of Liability related to Dimex acquisition	-	-	70

	-	1	71
Financial expenses:
In respect of bank loans, bank fees and liability related to Dimex acquisition	(307)	(311)	(454)
Change in fair value of forward contracts which are not designated as hedging	(5)	(24)	(31)
Other (mainly foreign currency transaction losses)	(27)	(42)	(30)

	(339)	(377)	(515)

	$(339)	$(376)	$(444)

Schedule of net earnings (loss) per share
	Year ended December 31,
	2016	2015	2014

1. Numerator:
Income (loss)	$360	$334	$(433)

Net income (loss) available to Ordinary shareholders	$360	$334	$(433)

2. Denominator (in thousands):

Basic weighted average Ordinary shares outstanding (in thousands)	2,587	1,970	1,449
Diluted weighted average Ordinary shares outstanding (in thousands)	2,593	1,970	1,449

Basic and diluted income (loss) per share	$0.14	$0.17	$(0.30)